Balance Sheet Details (Detail) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2015	Oct. 31, 2014	Oct. 31, 2013	Oct. 31, 2015	Oct. 31, 2014
Accounts Receivable, Net
Accounts receivable, gross				$ 4,905	$ 5,451
Allowance for doubtful accounts	$ (106)	$ (182)	$ (200)	(80)	(106)
Accounts receivable, net				4,825	5,345
Allowance for doubtful accounts receivable
Balance at beginning of year	106	182	200
Provision for doubtful accounts	19	(25)	(20)
Deductions, net of recoveries	(45)	(51)	2
Balance at end of year	80	106	182
Trade receivables sold and cash received
Balance at beginning of year	271	102	135
Trade receivables sold	6,512	5,680	2,502
Cash receipts	(6,671)	(5,491)	(2,540)
Foreign currency and other	(19)	(20)	5
Balance at end of year	93	271	102
Amounts due from third parties for transferred trade receivables
Total arrangements	$ 271	$ 102	$ 135	93	271
Inventory
Finished goods				2,820	2,686
Purchased parts and fabricated assemblies				1,468	1,845
Inventory, net				4,288	4,531
Other Current Assets
Supplier and other receivables				1,316	1,611
Deferred tax assets				1,047	1,202
Value-added taxes receivable				942	1,186
Prepaid and other current assets				1,193	1,773
Other current assets, total				4,498	5,772
Other Non-Current Assets
Prepaid income taxes				634	884
Deferred tax assets				216	210
Other				742	1,242
Other non-current assets, total				1,592	2,336
Other Accrued Liabilities
Sales and marketing programs				2,181	2,124
Accrued taxes- other				1,007	936
Warranty				871	1,019
Accrued restructuring				61	187
Other				2,121	3,274
Other Accrued Liabilities, total				6,241	7,540
Other Liabilities
Pension, post-retirement, and post-employment liabilities				2,203	3,773
Deferred tax liability				1,813	518
Tax liability				1,803	2,376
Deferred revenue				812	822
Other				783	1,046
Other Liabilities, total				$ 7,414	$ 8,535